Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 10,673,848	$ 12,710,362	$ 14,763,516
Less: Allowance for doubtful accounts	(1,330,057)	(1,276,858)	(1,307,965)
Total, net	$ 9,343,791	$ 11,433,504	$ 13,455,551